Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series C Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series A, B and C Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance, convertible preferred stock at Dec. 31, 2017				$ 15,404
Beginning balance, convertible preferred stock, shares at Dec. 31, 2017				15,451,020
Beginning balance at Dec. 31, 2017	$ (9,267)				$ 1	$ 2,064		$ (11,332)
Beginning balance, shares at Dec. 31, 2017					2,917,665
Issuance of Series C convertible preferred stock, net of issuance costs of $2,640, shares			10,974,644
Issuance of Series C convertible preferred stock, net of issuance costs of $2,640			$ 100,189
Stock-based compensation expense	3,488					3,488
Unrealized gains (losses) on marketable securities							$ (9)	(9)
Net loss	(35,803)							(35,803)
Ending balance, convertible preferred stock at Dec. 31, 2018	$ 115,593			$ 115,593
Ending balance, convertible preferred stock, shares at Dec. 31, 2018	26,425,664			26,425,664
Ending balance at Dec. 31, 2018	$ (41,591)				$ 1	5,552	(9)	(47,135)
Ending balance, shares at Dec. 31, 2018					4,054,475
Vesting of restricted common stock, shares					1,136,810
Issuance of common stock for license,shares					125,677
Stock-based compensation expense	3,122					3,122
Unrealized gains (losses) on marketable securities	11						11
Net loss	(45,254)							(45,254)
Ending balance, convertible preferred stock at Sep. 30, 2019				$ 115,593
Ending balance, convertible preferred stock, shares at Sep. 30, 2019				26,425,664
Ending balance at Sep. 30, 2019	(83,703)				$ 1	8,683	2	(92,389)
Ending balance, shares at Sep. 30, 2019					4,989,446
Issuance of common stock upon exercise of stock options	9					9
Issuance of common stock upon exercise of stock options, shares					14,861
Vesting of restricted common stock, shares					794,433
Beginning balance, convertible preferred stock at Dec. 31, 2018	$ 115,593			$ 115,593
Beginning balance, convertible preferred stock, shares at Dec. 31, 2018	26,425,664			26,425,664
Beginning balance at Dec. 31, 2018	$ (41,591)				$ 1	5,552	(9)	(47,135)
Beginning balance, shares at Dec. 31, 2018					4,054,475
Issuance of common stock for license,shares					125,677
Stock-based compensation expense	4,207					4,207
Unrealized gains (losses) on marketable securities	9						9
Net loss	(61,317)							(61,317)
Ending balance, convertible preferred stock at Dec. 31, 2019	$ 115,593			$ 115,593
Ending balance, convertible preferred stock, shares at Dec. 31, 2019	26,425,664		10,974,644	26,425,664
Ending balance at Dec. 31, 2019	$ (98,592)				$ 1	9,859		(108,452)
Ending balance, shares at Dec. 31, 2019					5,270,889
Issuance of common stock upon exercise of stock options	$ 100					100
Issuance of common stock upon exercise of stock options, shares	34,740				34,740
Vesting of restricted common stock, shares					1,055,997
Beginning balance, convertible preferred stock at Jun. 30, 2019				$ 115,593
Beginning balance, convertible preferred stock, shares at Jun. 30, 2019				26,425,664
Beginning balance at Jun. 30, 2019	$ (68,646)				$ 1	7,603	11	(76,261)
Beginning balance, shares at Jun. 30, 2019					4,615,383
Issuance of common stock for license,shares					125,677
Stock-based compensation expense	1,080					1,080
Unrealized gains (losses) on marketable securities	(9)						(9)
Net loss	(16,128)							(16,128)
Ending balance, convertible preferred stock at Sep. 30, 2019				$ 115,593
Ending balance, convertible preferred stock, shares at Sep. 30, 2019				26,425,664
Ending balance at Sep. 30, 2019	(83,703)				$ 1	8,683	2	(92,389)
Ending balance, shares at Sep. 30, 2019					4,989,446
Vesting of restricted common stock, shares					248,386
Beginning balance, convertible preferred stock at Dec. 31, 2019	$ 115,593			$ 115,593
Beginning balance, convertible preferred stock, shares at Dec. 31, 2019	26,425,664		10,974,644	26,425,664
Beginning balance at Dec. 31, 2019	$ (98,592)				$ 1	9,859		(108,452)
Beginning balance, shares at Dec. 31, 2019					5,270,889
Issuance of Series C convertible preferred stock, net of issuance costs of $2,640, shares		19,936,296
Issuance of Series C convertible preferred stock, net of issuance costs of $2,640		$ 108,832
Conversion of convertible preferred stock into common stock upon initial public offering, convertible preferred stock				$ (224,425)
Conversion of convertible preferred stock into common stock upon initial public offering, convertible preferred stock, shares				(46,361,960)
Conversion of convertible preferred stock into common stock upon initial public offering	224,425				$ 3	224,422
Conversion of convertible preferred stock into common stock upon initial public offering, shares					27,094,085
Issuance of common stock upon initial public offering, net of issuance costs of $3,185	210,715				$ 1	210,714
Issuance of common stock upon initial public offering, net of issuance costs of $3,185, shares					12,105,263
Stock-based compensation expense	5,033					5,033
Unrealized gains (losses) on marketable securities	26						26
Net loss	$ (56,297)							(56,297)
Ending balance, convertible preferred stock, shares at Sep. 30, 2020	0
Ending balance at Sep. 30, 2020	$ 286,539				$ 5	451,257	26	(164,749)
Ending balance, shares at Sep. 30, 2020					45,559,757
Issuance of common stock upon exercise of stock options	1,229					1,229
Issuance of common stock upon exercise of stock options, shares					319,642
Vesting of restricted common stock, shares					769,878
Beginning balance at Jun. 30, 2020	304,153				$ 5	448,052	(4)	(143,900)
Beginning balance, shares at Jun. 30, 2020					45,028,024
Stock-based compensation expense	2,161					2,161
Unrealized gains (losses) on marketable securities	30						30
Net loss	$ (20,849)							(20,849)
Ending balance, convertible preferred stock, shares at Sep. 30, 2020	0
Ending balance at Sep. 30, 2020	$ 286,539				$ 5	451,257	$ 26	$ (164,749)
Ending balance, shares at Sep. 30, 2020					45,559,757
Issuance of common stock upon exercise of stock options	$ 1,044					$ 1,044
Issuance of common stock upon exercise of stock options, shares					279,379
Vesting of restricted common stock, shares					252,354